18. Borrowings and financing (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subtotal	R$ 6,844
Unamortized borrowing costs	(13)
Total	6,831
From 1 To 2 Years [member]
Disclosure of detailed information about borrowings [line items]
Subtotal	4,756
From 2 To 3 Years [member]
Disclosure of detailed information about borrowings [line items]
Subtotal	1,426
From 3 To 4 Years [member]
Disclosure of detailed information about borrowings [line items]
Subtotal	237
From 4 To 5 Years [member]
Disclosure of detailed information about borrowings [line items]
Subtotal	230
After 5 Years [member]
Disclosure of detailed information about borrowings [line items]
Subtotal	R$ 195